Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Apr. 30, 2015	Apr. 30, 2025	Apr. 30, 2016	Apr. 30, 2017	Apr. 30, 2018	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025
C000005783 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	$ 10,000		$ 10,267	$ 12,076	$ 13,468	$ 14,478	$ 13,395	$ 19,386	$ 19,564	$ 20,201	$ 22,930	$ 24,352
C000038256 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Service Shares
Accumulated Value	10,000		10,229	12,009	13,358	14,317	13,213	19,057	19,169	19,743	22,343	23,653
C000005780 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares (with sales charge)
C000005782 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor C Shares (with sales charge)
C000166015 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	10,000		10,266	12,089	13,508	14,532	13,461	19,508	19,708	20,374	23,157	24,611
C000005784 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class R Shares
Accumulated Value	10,000		10,208	11,944	13,249	14,158	13,025	18,742	18,797	19,304	21,788	23,010
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	10,000		10,121	11,934	13,517	15,341	15,474	22,589	22,637	23,240	28,507	31,955
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Accumulated Value	$ 10,000		$ 9,960	$ 11,608	$ 12,479	$ 13,610	$ 12,111	$ 17,673	$ 17,906	$ 18,123	$ 20,556	$ 22,313